Discontinued Operations (Tables)	12 Months Ended
Aug. 02, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Results of discontinued operations were as follows:

	2014	2013
Net sales	$137	$532

Gain on sale of the European simple meals business	$141	$—
Impairment on the European simple meals business	—	(396)
Earnings from operations, before taxes	14	65
Earnings (loss) before taxes	$155	$(331)
Taxes on earnings	(74)	100
Earnings (loss) from discontinued operations	$81	$(231)